SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2021
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable	The allowance for doubtful accounts consisted of the following:

	July 31, 2021	July 31, 2020
	(In thousands)
Balance at beginning of year	$134	$1,804
Provisions charged to expense	—	111
Accounts written off	(6)	(1,781)
Recovered	(79)	—
Balance at end of year	$49	$134

Cash and Cash Equivalents	Cash and cash equivalents consisted of the following:

	July 31, 2021	July 31, 2020
	(In thousands)
Cash and bank deposits	$20,797	$58,202
Money market funds	37,320	115
	$58,117	$58,317
The amount of cash, cash equivalents and restricted cash of continuing operations as of July 31, 2021 and 2020 in the consolidated statements of cash flows is reconciled to the Company's consolidated balance sheets as follows:

	July 31,
	2021	2020
	(In thousands)
Cash and cash equivalents	$58,117	$58,317
Funds held for clients	8,212	18,755
Cash, cash equivalents and restricted cash	$66,329	$77,072

Estimated Useful Lives of Property and Equipment
The estimated useful lives are as follows:

Category	Useful Lives
Machinery and equipment	3 to 7 years
Furniture and fixtures	5 to 7 years
Automobiles	5 years
Software	3 to 8 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the asset